DISCLOSURE OF OTHER INFORMATION (Details 3 Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Gains on disposals of non-current assets	$ 241,662	$ 28,299	$ 15,685
Non-current assets held for sale [member]
Statement [Line Items]
Gains on disposals of non-current assets	$ 229,866